Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Schedule of cumulative adjustments for adoption of IFRS 9 - Expected credit losses

	Earnings		Income Tax
	(Losses)		Benefit		Net
Controlling interest	Ps.	(234,129)	Ps.	67,101	Ps.	(167,028)
Non-controlling interests		(47,465)		12,029		(35,436)
Effect on equity at January 1, 2018	Ps.	(281,594)	Ps.	79,130	Ps.	(202,464)

Schedule of cumulative adjustments for adoption of IFRS 9 - New classification of financial instruments

	Earnings		Income Tax
	(Losses)		Benefit		Net

Effect on equity at January 1, 2018	Ps.	(1,182,760)	Ps.	354,828	Ps.	(827,932)

Schedule of main effects from reclassification of financial instruments

On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management assessed which business models applied to the financial assets held by the Group and classified its financial instruments into the appropriate IFRS 9 categories. The main effects resulting from this reclassification were as follows:

	Measurement Category		Carrying Amount
	Original	New	Original		New
	(IAS 39)	(IFRS 9)	(IAS 39)		(IFRS 9)		Difference
Current assets
Cash and cash equivalents:
Cash and bank accounts			Ps.	1,761,260	Ps.	1,761,260	Ps.	—
Short-term investments	FVIL	FVIL		37,021,338		37,021,338		—
Other financial assets (classified as non-current financial assets)	FVIL	FVOCIL		5,942,500		5,942,500		—
Current maturities of non-current financial assets	Amortized cost	Amortized cost		23,529		23,529		—
Trade notes and accounts receivable:
Trade notes and accounts receivable	Amortized cost	Amortized cost		24,727,073		24,727,073		—
Derivative financial instruments:
TVI’s options	FVIL	FVIL		100,700		100,700		—
Empresas Cablevisión' options	FVIL	FVIL		110,137		110,137		—
Options	FVIL	FVIL		795,010		795,010		—
Forward	FVIL	FVIL		397,037		397,037		—

Non-current assets
Derivative financial instruments:
TVI’s interest rate swaps	Hedge accounting	Hedge accounting		84,109		84,109		—
Interest rate swaps	Hedge accounting	Hedge accounting		664,724		664,724		—
Forward	Hedge accounting	Hedge accounting		112,157		112,157		—
Investments in financial instruments:
Warrants issued by UHI	FVOCIL	FVOCIL		36,395,183		36,395,183		—
Open-Ended Fund	FVOCIL	FVOCIL		7,297,577		7,297,577		—
Financial assets held to maturity	Amortized cost	Amortized cost		287,605		287,605		—
Other				16,487		16,487		—

Current liabilities
Debt, lease liabilities and other notes payable:
Current portion of long-term debt	Amortized cost	Amortized cost		2,103,870		2,103,870		—

Non-current liabilities
Debt, lease liabilities and other notes payable:
Long-term debt	Amortized cost	Amortized cost		121,993,128		121,993,128		—

Schedule of costs to obtain contracts with customers

	Cable		Sky		Total
Contract costs:
At January 1, 2020	Ps.	1,436,758	Ps.	2,254,479	Ps.	3,691,237
Additions		1,163,038		1,335,300		2,498,338
Amortization		(572,105)		(1,075,913)		(1,648,018)
Total Contract Costs at December 31, 2020		2,027,691		2,513,866		4,541,557
Less:
Current Contract Costs		640,656		957,792		1,598,447
Total Non-current Contract Costs	Ps.	1,387,035	Ps.	1,556,074	Ps.	2,943,110

	Cable		Sky		Total
Contract costs:
At January 1, 2019	Ps.	1,133,727	Ps.	2,236,932	Ps.	3,370,659
Additions		753,473		1,017,006		1,770,479
Amortization		(450,442)		(999,459)		(1,449,901)
Total Contract Costs at December 31, 2019		1,436,758		2,254,479		3,691,237
Less:
Current Contract Costs		477,167		902,233		1,379,400
Total Non-current Contract Costs	Ps.	959,591	Ps.	1,352,246	Ps.	2,311,837

Schedule of cumulative adjustment for adoption of IFRS 15

	Retained Earnings		Income Taxes		Net

Controlling interest	Ps.	2,272,350	Ps.	(672,898)	Ps.	1,599,452
Non-controlling interests		1,112,854		(327,651)		785,203
Effect on equity at January 1, 2018	Ps.	3,385,204	Ps.	(1,000,549)	Ps.	2,384,655

Schedule of operating leases and finance leases

	December 31, 2020		December 31, 2019		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	4,392,420	Ps.	4,502,590	Ps.	4,797,312
Lease liabilities (1)		(4,745,292)		(4,641,705)		(4,797,312)
Net effect	Ps.	(352,872)	Ps.	(139,115)	Ps.	—

(1)	Current portion of lease liabilities as of December 31 , 2020, December 31 and January 1, 2019, amounted to Ps.524,458, Ps.533,260 and Ps.462,513, respectively.

Property, plant and equipment, net
Disclosure of initial application of standards or interpretations [line items]
Schedule of operating leases and finance leases

	December 31, 2020		December 31, 2019		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	2,819,745	Ps.	3,050,462	Ps.	3,402,869
Lease liabilities (1)		(4,547,059)		(4,721,815)		(5,317,944)
Net effect	Ps.	(1,727,314)	Ps.	(1,671,353)	Ps.	(1,915,075)

(1)	Current portion of lease liabilities as of December 31, 2020, December 31 and January 1, 2019, amounted to Ps. 753,296, Ps.754,506 and Ps.651,800 , respectively.